Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($)	Dec. 31, 2017	Mar. 31, 2017
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Accrued employee benefit plan costs	$ 5,838,000
Stock based compensation	230,000
Net operating loss and tax credit carryforwards	3,941,000
Restructuring fees not currently deductible for tax purposes	3,982,000
Depreciation and amortization	29,160,000
Other	3,070,000
Gross deferred tax assets	46,221,000
Less valuation allowance	(43,218,000)	$ (2,300,000)
Net deferred tax assets	3,003,000
Basis difference in partnership	(716,000)
Section 1245 recapture	(2,131,000)
Other	(156,000)
Gross deferred tax liabilities	$ (3,003,000)
Predecessor
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Accrued employee benefit plan costs		18,241,000
Stock based compensation		2,940,000
Net operating loss and tax credit carryforwards		14,693,000
Other		5,587,000
Gross deferred tax assets		41,461,000
Less valuation allowance		(2,327,000)
Net deferred tax assets		39,134,000
Basis difference in partnership		(17,322,000)
Depreciation and amortization		(27,355,000)
Gross deferred tax liabilities		(44,677,000)
Net deferred tax assets (liabilities)		$ (5,543,000)